Label	Element	Value
SIMT U.S. Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

U.S. Fixed Income Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the performance information of the U.S. Fixed Income Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT U.S. Fixed Income Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Change in Performance Information for the U.S. Fixed Income Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the U.S. Fixed Income Fund, the Barclays U.S. Aggregate Bond Index Return, Since Inception, is hereby deleted and replaced with 4.22%.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes in the performance information of the U.S. Fixed Income Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE